Fair value measurements	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements
13.	Fair value measurements
As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis
The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Debt securities, equity securities, and other investments
Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities primarily include certain securitized products, certain hybrid financial instruments, certain private equity investments, and certain domestic and foreign corporate bonds not classified within level 1 or level 2.
Derivatives
Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters – i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.
In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.
Future insurance policy benefits and policyholders’ account in the life insurance business
In determining the fair value of future insurance policy benefits and policyholders’ account in the life insurance business to which Sony applies the fair value option, Sony uses the present value of future expected cash flows based on mortality rates, lapse rates, discount rates, investment yield and various actuarial assumptions. These are classified within level 3 since Sony primarily uses unobservable inputs in its valuation.
In determining the fair value of liability for the minimum guarantee benefits of variable annuities, Sony uses mortality rates (0.004%~44.865%, weighted average 0.896%), lapse rates (1.000%~7.500%, weighted average 4.312%), and discount rates
(-0.046%~3.379%,
weighted average 0.967%)
as significant unobservable inputs. The weighted average rates of mortality and lapse are calculated by weighting the balance of the asset portfolio related to variable annuity contracts to the rates of mortality and lapse at the end of the fiscal year in accordance with the age of each contract, moneyness and other relevant factors. The weighted average discount rates are
calculated by weighting the balance of the asset portfolio related to variable annuity contracts by currency to the average of 50 years’ discount rates. The fair value of the minimum guarantee accumulation benefits, which is the primary minimum guarantee risk, generally declines with higher mortality rates, higher lapse rates, or higher discount rates.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March
31
,
2020
and
2021
are as follows.

	Yen in millions
	March 31, 2020
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets	Other noncurrent assets
Assets:
Debt securities
Trading securities	24,330	245,790	—	270,120	270,120	—	—	—
Available-for-sale securities
Japanese national government bonds	—	1,761,929	—	1,761,929	10,011	1,751,918	—	—
Japanese local government bonds	—	69,172	—	69,172	15,334	53,838	—	—
Japanese corporate bonds	—	220,679	30	220,709	14,774	205,935	—	—
Foreign government bonds *1	—	279,777	—	279,777	2,690	277,087	—	—
Foreign corporate bonds *2	—	343,980	15,770	359,750	94,156	265,594	—	—
Securitized products *3	—	33,383	171,840	205,223	—	205,223	—	—
Other	—	4,152	12,101	16,253	—	16,253	—	—
Equity securities	950,744	581,642	—	1,532,386	1,434,612	97,774	—	—
Other investments *4	7,162	816	9,242	17,220	—	17,220	—	—
Derivative assets *5	1,310	41,073	—	42,383	—	—	40,784	1,599

Total assets	983,546	3,582,393	208,983	4,774,922	1,841,697	2,890,842	40,784	1,599

					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Future insurance policy benefits	Policyholders’ account	Other current liabilities	Other noncurrent liabilities
Liabilities:
Future insurance policy benefits and policyholders’ account in the life insurance business *6	—	—	532,191	532,191	64,045	468,146	—	—
Derivative liabilities *5	2,077	33,789	—	35,866	—	—	16,814	19,052

Total liabilities	2,077	33,789	532,191	568,057	64,045	468,146	16,814	19,052

	Yen in millions
	March 31, 2021
					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Marketable securities	Securities investments and other	Other current assets	Other noncurrent assets
Assets:
Debt securities
Trading securities	30,164	258,731	—	288,895	288,895	—	—	—
Available-for-sale securities
Japanese national government bonds	—	2,443,266	—	2,443,266	394,295	2,048,971	—	—
Japanese local government bonds	—	74,063	—	74,063	29,624	44,439	—	—
Japanese corporate bonds	—	264,644	7,169	271,813	24,980	246,833	—	—
Foreign government bonds *1	—	325,856	—	325,856	—	325,856	—	—
Foreign corporate bonds *2	—	365,029	17,845	382,874	117,209	265,665	—	—
Securitized products *3	—	44,104	154,489	198,593	—	198,593	—	—
Other	—	21,466	24,355	45,821	—	45,821	—	—
Equity securities	1,757,134	704,214	—	2,461,348	2,044,763	416,585	—	—
Other investments *4	7,544	4,128	9,326	20,998	—	20,998	—	—
Derivative assets *5	261	28,476	—	28,737	—	—	14,412	14,325

Total assets	1,795,103	4,533,977	213,184	6,542,264	2,899,766	3,613,761	14,412	14,325

					Presentation in the consolidated balance sheets
	Level 1	Level 2	Level 3	Total	Future insurance policy benefits	Policyholders’ account	Other current liabilities	Other noncurrent liabilities
Liabilities:
Future insurance policy benefits and policyholders’ account in the life insurance business *6	—	—	536,189	536,189	42,309	493,880	—	—
Derivative liabilities *5	1,116	39,238	—	40,354	—	—	26,086	14,268

Total liabilities	1,116	39,238	536,189	576,543	42,309	493,880	26,086	14,268

*1
7,771 million yen and 15,654 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2020 and 2021. In the consolidated balance sheets, 2,386 million yen are included as marketable securities for the fiscal years ended March 31, 2020 and 5,385 million yen and 15,654 million yen are included as securities investment and other for the fiscal years ended March 31, 2020 and 2021, respectively.

*2
188,426 million yen and 228,761 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2020 and 2021, respectively. In the consolidated balance sheets, 34,502 million yen and 52,637 million yen are included as marketable securities and 153,924 million yen and 176,124 million yen are included as securities investment and other for the fiscal years ended March 31, 2020 and 2021, respectively.

*3
193,430 million yen and 192,451 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2020 and 2021, respectively, and are included in the consolidated balance sheets as securities investments and other.

*4	Other investments include certain hybrid financial instruments and certain private equity investments.
*5	Derivative assets and liabilities are recognized and disclosed on a gross basis.
*6	Future insurance policy benefits and policyholders’ account in the life insurance business are those for which the fair value option has been elected.
7
Net loss of 12,408 million yen and net gains of 4,645 million yen arising from assets and liabilities for which the fair value option has been elected are included in financial services revenue and financial services expense in the consolidated statements of income for the fiscal years ended March 31, 2020 and 2021, respectively.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2020
	Assets					Liabilities
	Debt securities					Future insurance policy benefits and Policyholders’ account
	Available-for-sale securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other	Other investments
Beginning balance	—	22,704	165,083	—	6,918	—
Acquisition of AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. *1	—	—	—	—	—	547,190
Total realized and unrealized gains (losses):
Included in earnings (loss) *2	—	311	(18,151)	—	(500)	12,500
Included in other comprehensive income (loss) *3	—	(73)	1	—	—	3,032
Purchases and Issuances	30	13,597	40,175	12,101	4,711	5,295
Sales	—	—	—	—	(9)	—
Settlements	—	(20,867)	(12,967)	—	(1,878)	(4,762)
Transfers into level 3 *4	—	3,374	—	—	—	—
Transfers out of level 3 *5	—	(3,276)	(2,301)	—	—	—

Ending balance	30	15,770	171,840	12,101	9,242	532,191

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings (loss) *2	—	(94)	(16,507)	—	(376)	10,273

	Yen in millions
	Fiscal year ended March 31, 2021
	Assets					Liabilities
	Debt securities					Future insurance policy benefits and Policyholders’ account
	Available-for-sale securities
	Japanese corporate bonds	Foreign corporate bonds	Securitized products	Other	Other investments
Beginning balance	30	15,770	171,840	12,101	9,242	532,191
Total realized and unrealized gains (losses):
Included in earnings (loss)* 2	—	1,465	14,000	5,703	772	(16,475)
Included in other comprehensive income (loss)* 3	(461)	73	—	(11)	—	(3,120)
Purchases and Issuances	7,600	5,441	—	11,215	28	1,996
Sales	—	—	—	—	(2)	—
Settlements	—	(7,835)	(34,488)	(4,681)	(825)	(17,593)
Other	—	(1,613)	1,014	28	111
Transfers into level 3* 4	—	4,544	2,123	—	—	—

Ending balance	7,169	17,845	154,489	24,355	9,326	536,189

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings (loss)* 2	—	600	17,419	—	(77)	(29,205)
Included in other comprehensive income (loss)* 3	(461)	14	—	(17)	—	(3,120)

*1	Refer to Note 24.

*2	Earning effects are included in financial services revenue and financial services expense in the consolidated statements of income.

*3
Unrealized gains (losses) are included in unrealized gains (losses) on securities, net for available-for-sale
securities and included in debt valuation adjustments for future insurance policy benefits and policyholders’ account in the consolidated statements of comprehensive income.

*4
Certain corporate bonds and certain securitized products were transferred into level 3 because differences between the fair value determined by indicative quotes from dealers and the fair value determined by internally developed prices became significant and the observability of the inputs used decreased.

*5	Certain corporate bonds and certain securitized products were transferred out of level 3 because observable market data became available.
Level 3 assets include certain securitized products, certain private equity investments, and certain domestic and foreign corporate bonds for which quoted prices are not available in a market and where there is less transparency around inputs. In determining the fair value of such assets, Sony uses third-party information such as indicative quotes from dealers without adjustment. Level 3 liabilities include future insurance policy benefits and policyholders’ account in the life insurance business whose underlying figures are unobservable, and whose fair value is calculated in-house.
(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis
Sony also has assets and liabilities that are required to be remeasured to fair value on a nonrecurring basis when certain circumstances occur. During the fiscal years ended March 31, 2020 and 2021, such remeasurements to fair value related primarily to the following:

	During the fiscal year ended March 31, 2020
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Remeasurement of retained investment in SRE	15,911	—	—	13,347
Long-lived assets impairments	—	—	8,155	(36,003)

				(22,656)

	During the fiscal year ended March 31, 2021
	Estimated fair value			Amounts included in earnings
	Level 1	Level 2	Level 3
Assets:
Long-lived assets impairments	—	—	32,033	(25,685)

				(25,685)

Long-lived assets impairments
Sony recorded an impairment loss of 19,172 million yen and 12,714 million yen for the fiscal years ended March 31, 2019 and 2020, respectively, included within the EP&S segment, related to long-lived
a
ssets in the smartphone business asset group. For the smartphone business asset group, the corresponding estimated future cash flows leading to the impairment charge reflected smartphone sales results and expectation of difficulty in the business environment.
Sony recorded an impairment loss of 12,858 million yen for the fiscal year ended March 31, 2019, included within All Other, related to long-lived assets and goodwill in the storage media business asset group. As a result of conducting a strategic review of the business and evolving market trends, Sony reduced the corresponding estimated future cash flows of this business and the estimated ability to recover the entire carrying amount of the long-lived assets and goodwill within the period applicable to the impairment determination, resulting in an impairment charge for the fiscal year ended March 31, 2019.
These measurements are classified as level 3 because significant unobservable inputs, such as the condition of the assets or projections of future cash flows, the timing of such cash flows and the discount rate reflecting the risk inherent in future cash flows, were considered in the fair value measurements. For the fiscal year ended March 31, 2019, a discount rate of 8.5% and projected revenue growth rates ranging from (26)% to 24% were used in the fair value measurements related to the long-lived assets for the smartphone business. For the fiscal year ended March 31, 2020, a discount rate of 10.6% and projected revenue growth rates ranging from (10)% to 70% were used in the fair value measurements related to the long-lived assets for the smartphone business. For the fiscal year ended March 31, 2019, a discount rate of 8.9% and projected revenue growth rates ranging from (34)% to 21% were used in the fair value measurements related to the long-lived assets and goodwill for the storage media business.
Except as described above, no other impairment losses were individually material for the fiscal year ended March 31, 2020. The other impairment losses were primarily related to the impairment losses in asset groups within Media Networks in the Pictures segment related to a review of the channel portfolio for the fiscal year ended March 31, 2020.
There was no individually material impairment loss for the fiscal year ended March 31, 2021.
Remeasurement of retained investment in SRE
During the fiscal year ended March 31, 2020, Sony sold part of its shares in SRE and remeasured the remaining shares to fair value. This measurement is classified as level 1 because a quoted price for the shares of SRE is available on the Tokyo Stock Exchange. Refer to Note 5.
Remeasurement of previously owned equity interest in AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd.
During the fiscal year ended March 31, 2020, Sony remeasured to fair value the previously owned equity interests in AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd. (collectively, the “JVs”) in connection with acquisition of the JVs. The measurement is classified as level 3 because significant unobservable inputs, such as projections of future cash flows and market comparables of similar transactions and companies, were considered in the fair value measurements. AEGON Sony Life Insurance Co., Ltd. changed its name to “Sony Life With Insurance Co., Ltd.,” as of April 1, 2020, and Sony Life With Insurance Co., Ltd., was subsequently merged with Sony Life as of April 1, 2021. Refer to Note 24.

(3)	Financial instruments
The estimated fair values by fair value hierarchy level of certain financial instruments that are not reported at fair value are summarized as follows:

	Yen in millions
	March 31, 2020
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	2,161,432	—	2,161,432	1,927,054

Total assets	—	2,161,432	—	2,161,432	1,927,054

Liabilities:
Long-term debt including the current portion	—	699,358	—	699,358	664,773
Investment contracts included in policyholders’ account in the life insurance business	—	969,464	—	969,464	885,690

Total liabilities	—	1,668,822	—	1,668,822	1,550,463

	Yen in millions
	March 31, 2021
	Estimated fair value				Carrying amount
	Level 1	Level 2	Level 3	Total	Total
Assets:
Housing loans in the banking business	—	—	2,559,073	2,559,073	2,354,546

Total assets	—	—	2,559,073	2,559,073	2,354,546

Liabilities:
Long-term debt including the current portion	—	911,885	39,989	951,874	904,993
Investment contracts included in policyholders’ account in the life insurance business	—	1,159,195	—	1,159,195	1,103,785

Total liabilities	—	2,071,080	39,989	2,111,069	2,008,778

The summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes held-to-maturity
securities disclosed in Note 7.
Cash and cash equivalents, call loans and call money are classified in level 1. Time deposits, short-term borrowings, deposits from customers in the banking business are classified in level 2.
Held-to-maturity
securities, included in marketable securities and securities investments and other in the consolidated balance sheets, primarily include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds and are substantially all classified in level 2. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London Interbank Offered Rate base yield curves with certain risk premiums. Transfers of housing loans in the banking business into Level 3 occurred primarily due to increases in the significance of unobservable inputs from the fiscal year ended March 31, 2021. The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities
.